Retained Earnings and Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Retained Earnings and Accumulated Other Comprehensive Income
Schedule of retained earnings

			Unappropriated		Net Income for		Retained
	Legal Reserve		Earnings		the Year		Earnings
Balance at January 1, 2019	Ps.	2,139,007	Ps.	70,583,488	Ps.	6,009,414	Ps.	78,731,909
Appropriation of net income relating to 2018		—		6,009,414		(6,009,414)		—
Acquisition of non-controlling interests		—		766		—		766
Dividends paid relating to 2018		—		(1,066,187)		—		(1,066,187)
Net gain on partial disposition of Open-Ended Fund		—		837,520		—		837,520
Sale of repurchased shares		—		(1,585,963)		—		(1,585,963)
Share-based compensation		—		1,108,094		—		1,108,094
Net income for the year 2019		—		—		4,626,139		4,626,139
Balance at December 31, 2019		2,139,007		75,887,132		4,626,139		82,652,278
Appropriation of net income relating to 2019		—		4,626,139		(4,626,139)		—
Recognized share of income of OCEN (see Note 10)		—		147,975		—		147,975
Sale of repurchased shares		—		(997,174)		—		(997,174)
Cancellation of sale of shares		—		2,764,854		—		2,764,854
Share-based compensation		—		962,806		—		962,806
Net income for the year 2020		—		—		(1,250,342)		(1,250,342)
Balance at December 31, 2020	Ps.	2,139,007	Ps.	83,391,732	Ps.	(1,250,342)	Ps.	84,280,397

Schedule of accumulated other comprehensive income

									Exchange		Remeasurement		Derivative		Share of
							Warrants		Differences on		of Post-		Financial		Income (Loss)
			Other				Exercisable for		Translating		Employment		Instruments		of Associates
	Open-Ended		Equity		Other Financial		Common Stock		Foreign		Benefit		Cash Flow		and Joint
Changes	Fund		Instruments		Assets		of UHI		Operations		Obligations		Hedges		Ventures		Income Tax		Total
Accumulated at January 1, 2019	Ps.	3,966,615	Ps.	1,786,526	Ps.	(111)	Ps.	(1,960,362)	Ps.	814,307	Ps.	(763,835)	Ps.	976,549	Ps.	160,744	Ps.	(552,946)	Ps.	4,427,487
Partial disposition of Open-Ended Fund		(1,186,130)		—		—		—		—		—		—		—		348,610		(837,520)
Remeasurement of post-employment benefit obligations of assets held for sale		—		—		—		—		—		(1,721)		—		—		516		(1,205)
Changes in other comprehensive income		(351,202)		(794,624)		111		257,306		(79,631)		(244,576)		(1,521,912)		(236,159)		702,376		(2,268,311)
Accumulated at December 31, 2019		2,429,283		991,902		—		(1,703,056)		734,676		(1,010,132)		(545,363)		(75,415)		498,556		1,320,451
Changes in other comprehensive income		(904,423)		(353,496)		—		(21,899,164)		115,565		(340,319)		(1,370,145)		(61,033)		7,935,716		(16,877,299)
Accumulated at December 31, 2020	Ps.	1,524,860	Ps.	638,406	Ps.	—	Ps.	(23,602,220)	Ps.	850,241	Ps.	(1,350,451)	Ps.	(1,915,508)	Ps.	(136,448)	Ps.	8,434,272	Ps.	(15,556,848)